RECURRING FAIR VALUE MEASUREMENTS - Change in the Fair Value of the assets and liabilities (Details) - USD ($)	2 Months Ended	3 Months Ended					11 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]							Unrealized Gain On Change In Fair Value Of Warrants
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at, Beginning balance	$ 18,028,933	$ 798,027	$ 1,591,920	$ 2,692,800	$ 5,385,600	$ 10,862,133	$ 18,028,933	$ 18,028,933
Public Warrants reclassified to level 2						(9,200,000)		(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans						68,000		68,000
Change in fair value	(7,166,800)	(441,974)	(793,893)	(1,100,880)	(2,270,400)	3,655,467		(6,204,133)
Fair value at, Ending balance	$ 10,862,133	$ 356,053	$ 798,027	$ 1,591,920	$ 3,115,200	$ 5,385,600	$ 2,692,800	$ 2,692,800